[GD&C Letterhead]
September 7, 2005
VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549
Attention: Jennifer Hardy, Branch Chief

Re:	D.R. Horton, Inc.
Registration Statement on Form S-3 filed on August 11, 2005
File No. 333-127461
Ladies and Gentlemen:
     On behalf of our client, D.R. Horton, Inc. (the “Company”), we are pleased to enclose for filing under the Securities Act of 1933, as amended, Amendment No. 1 to the Registration Statement on Form S-3 of the Company (Registration No. 333-127461) (the “Registration Statement”), together with an exhibit thereto.
     This amendment is intended to be responsive to the Staff’s comment letter of August 31, 2005 (the “Comment Letter”). For your convenience, we have restated below the comments contained in the Comment Letter (numbering the paragraphs in the order set forth in the Comment Letter), followed by the Company’s responses.
General
1.	At the time the company requests acceleration of this registration statement, the company should state that it has no present intent to make the first offering of securities promptly, and therefore will be making the offering on a delayed basis rather than in reliance on Rule 430A. Alternatively, the company should file a pre-effective amendment to include all of the information about the securities to be offered, plan of distribution, a clean legality opinion and, if applicable, an underwriting agreement with regard to any securities to be offered promptly, including in reliance on Rule 430A.

Securities and Exchange Commission
September 7, 2005

Response:
     The Company has no present intent to make a first offering of securities to be registered under the Registration Statement promptly after effectiveness and, therefore, will be making any offering on a delayed basis under Rule 415. The Company will provide confirmation of this in its acceleration request.
2.	Where the offered securities involve the issuance of a novel or complex security, we may have comments on the disclosure in the prospectus supplements. If you are contemplating such an offering and would prefer review by us of the disclosure in the preliminary form rather than in the definitive prospectus supplement, the proposed prospectus supplement should be submitted supplementally in advance of the intended offering date.
Response:
     The Company does not currently contemplate such an offering. The Company appreciates the availability of a staff review for offerings of novel or complex securities.
Calculation of Registration Fee Table
3.	We reference footnote 2. Please confirm that as shares of the underlying common stock are offered and sold, you will count them against the dollar amount of the securities remaining on this registration statement.
Response:
     The Company calculated the registration fee based on the maximum aggregate offering amount of the securities registered in accordance with the applicable rules of the Commission. Should the Company offer and sell convertible securities, warrants or other securities involving the issuance of shares of underlying common stock, any dollar amount associated with such issuance will be counted against the remaining amount registered in accordance with such rules, including Rule 457(i) to the extent applicable.
Use of Proceeds, page 10
4.	Confirm to us that your takedown supplements will disclose the amount and terms of debt you may pay off with proceeds from the sale of the securities.
Response:
     The Company will disclose the amount and terms of any debt repaid from the proceeds of sales of securities taken down from the Registration Statement in the prospectus supplements for the takedowns in accordance with Item 504 of Regulation S-K.

Securities and Exchange Commission
September 7, 2005

Description of Trust Preferred Securities. page 21
5.	Please include a discussion of the accounting treatment, noting how the preferred securities will be reflected in the financial statements of the company and disclosing the assets of each trust.
Response:
     The Company has provided a disclosure in the amendment in response to the Staff’s request.
Legal Opinion
6.	Please confirm to us that you will file a clean opinion, either in post-effective amendment or in a Form 8-K, for each takedown.
Response:
     The Company will file a clean opinion with every takedown from the Registration Statement, either in a post-effective amendment or in a Form 8-K.
     The Company intends to request acceleration of effectiveness of the Registration Statement by separate letter. The Company intends to provide the other acknowledgments requested by the Comment Letter in its acceleration request.
     If you have any questions or comments regarding this filing, please contact Irwin F. Sentilles, III, of Gibson, Dunn & Crutcher LLP, by telephone at (214) 698-3119 or by telecopy at (214) 571-2956. You may also direct any questions concerning any accounting matter to Bill W. Wheat, Executive Vice President and Chief Financial Officer of the Company, by telephone at (817) 390-8200 or by telecopy at (972) 620-6813.
     Thank you for your attention.
Very truly yours,
/s/ IRWIN F. SENTILLES, III
Irwin F. Sentilles, III
Enclosures

cc:	Brigitte Lippmann
Bill W. Wheat
Paul W. Buchschacher